Label	Element	Value
Neuberger Berman Absolute Return Multi-Manager Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nbaf_SupplementTextBlock
Neuberger Berman Alternative and Multi-Asset Class Funds®

Supplement to the Prospectus dated February 28, 2013

Neuberger Berman Absolute Return Multi-Manager Fund

Class A, Class C and Institutional Class

This supplement describes important changes affecting Neuberger Berman Absolute Return Multi-Manager Fund (the “Fund”).  These changes were proposed by Neuberger Berman Management LLC (“NB Management”) and NB Alternative Investment Management LLC (“NBAIM”) and approved by the Fund’s Board of Trustees (the “Board”) as being in the best interests of the Fund’s shareholders.  If you have any questions regarding these changes, please contact NB Management at 877-628-2583.

New Subadviser

As disclosed in the Fund’s Prospectus, NB Management and the Fund have obtained an exemptive order from the Securities and Exchange Commission that permits NB Management and NBAIM to engage additional unaffiliated subadvisers and to enter into a subadvisory agreement with an unaffiliated subadviser, upon the approval of the Board, without obtaining shareholder approval. Effective June 12, 2013, NB Management will engage Lazard Asset Management LLC (“Lazard”) as a new subadviser for the Fund to employ a strategy of investing primarily in long and short positions in equity securities with respect to the portion of the Fund allocated to it.

As a result of these changes, the Class A, Class C and Institutional Class Prospectus of the Fund dated February 28, 2013, is revised as follows:

The following is added as a line of the table that appears on the top of page 5 in the “Principal Investment Strategies” of the Class A, Class C and Institutional Class Prospectus:

Global Equity Long/Short	Lazard Asset Management LLC

Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Absolute Return Multi-Manager Fund